Long-Term Investment (Details) - Nanjing Baituo Visual Technology Co., Ltd [Member]	Mar. 31, 2024 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)
Long-Term Investment [Line Items]
Long-term investment	$ 207,748	$ 223,881	¥ 1,500,000
Exchange rate		6.7	6.7
Equity percentage		15.00%	15.00%